Page 1 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

Table of Contents
Distribution Report	2

Factor Report	2

Delinquency by Group	6

Foreclosure Group Report	7

REO Group Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor 6
New York, New York 10004
Tel: (212) 623-0613
Email: nayades.x.ortega@jpmorgan.com

Page 2 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	147,341,000.00	115,537,383.35	6,018,108.62	544,710.62	6,562,819.24	0.00	0.00	109,519,274.73
A2	9,067,000.00	9,067,000.00	0.00	43,215.59	43,215.59	0.00	0.00	9,067,000.00
A3	45,954,000.00	45,954,000.00	0.00	221,006.83	221,006.83	0.00	0.00	45,954,000.00
A4	50,749,000.00	50,749,000.00	0.00	249,311.51	249,311.51	0.00	0.00	50,749,000.00
M1	23,430,000.00	23,430,000.00	0.00	116,515.44	116,515.44	0.00	0.00	23,430,000.00
M2	17,655,000.00	17,655,000.00	0.00	90,685.40	90,685.40	0.00	0.00	17,655,000.00
M3	4,785,000.00	4,785,000.00	0.00	25,031.53	25,031.53	0.00	0.00	4,785,000.00
M4	4,620,000.00	4,620,000.00	0.00	25,998.41	25,998.41	0.00	0.00	4,620,000.00
M5	4,290,000.00	4,290,000.00	0.00	25,064.92	25,064.92	0.00	0.00	4,290,000.00
M6	3,300,000.00	3,300,000.00	0.00	21,696.13	21,696.13	0.00	0.00	3,300,000.00
B1	2,310,000.00	2,310,000.00	0.00	15,187.29	15,187.29	0.00	0.00	2,310,000.00
B2	3,630,000.00	3,630,000.00	0.00	23,865.74	23,865.74	0.00	0.00	3,630,000.00
B3	8,911,000.00	5,327,033.35	362,567.93	35,023.02	397,590.95	0.00	0.00	4,964,465.42
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	326,042,000.00	290,654,416.70	6,380,676.55	1,437,312.43	7,817,988.98	0.00	0.00	284,273,740.15
X	330,002,299.03	298,198,682.38	0.00	180,824.11	180,824.11	0.00	0.00	292,180,573.76

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A1	73316PJS0	784.14958057	40.84476568	3.69693853	44.54170421	743.30481489	5.475000%
A2	73316PJT8	1,000.00000000	0.00000000	4.76625014	4.76625014	1,000.00000000	5.535000%
A3	73316PJU5	1,000.00000000	0.00000000	4.80930561	4.80930561	1,000.00000000	5.585000%
A4	73316PJV3	1,000.00000000	0.00000000	4.91263887	4.91263887	1,000.00000000	5.705000%
M1	73316PJW1	1,000.00000000	0.00000000	4.97291677	4.97291677	1,000.00000000	5.775000%
M2	73316PJX9	1,000.00000000	0.00000000	5.13652790	5.13652790	1,000.00000000	5.965000%
M3	73316PJY7	1,000.00000000	0.00000000	5.23124974	5.23124974	1,000.00000000	6.075000%
M4	73316PJZ4	1,000.00000000	0.00000000	5.62736147	5.62736147	1,000.00000000	6.535000%
M5	73316PKA7	1,000.00000000	0.00000000	5.84263870	5.84263870	1,000.00000000	6.785000%
M6	73316PKB5	1,000.00000000	0.00000000	6.57458485	6.57458485	1,000.00000000	7.635000%
B1	73316PKC3	1,000.00000000	0.00000000	6.57458442	6.57458442	1,000.00000000	7.635000%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 3 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
B2	73316PKD1	1,000.00000000	0.00000000	6.57458402	6.57458402	1,000.00000000	7.635000%
B3	73316PKE9	597.80421389	40.68768152	3.93031310	44.61799461	557.11653238	7.635000%
TOTALS		891.46311426	19.57010615	4.40836589	23.97847204	871.89300811
X	N/A	903.62607551	0.00000000	0.54794803	0.54794803	885.38950977	0.727666%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 4 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

Sec. 4.03(a)(i)	Dates

	Record Date	08/24/06
	Determination Date	08/21/06
	Distribution Date	08/25/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	203,124.44
	Curtailments	18,556.96
	Prepayments	5,796,427.22
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	544,710.62
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	43,215.59
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	221,006.83
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - A-4	249,311.51
	Unpaid Interest - A-4	0.00
	Remaining Unpaid Interest - A-4	0.00

	Interest Distribution - M-1	116,515.44
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	90,685.40
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	25,031.53
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 5 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

	Interest Distribution - M-4	25,998.41
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

	Interest Distribution - M-5	25,064.92
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	21,696.13
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	15,187.29
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	23,865.74
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	35,023.02
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions

	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class A-4 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 6 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

	Class A-4 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	298,198,682.38
	Ending Pool Balance	292,180,573.76
	Beginning Loan Count	1,964.00
	Ending Loan Count	1,930.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	124,249.45

Sec. 4.03(a)(ix)	Delinquency Advances

	Group I Delinquency Advances Included in Current Distribution	0.00
	Group I Recouped Advances Included in Current Distribution	0.00
	Group I Recouped Advances From Liquidations	0.00
	Group I Aggregate Amount of Advances Outstanding	2,444,378.80

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	4,969.98

Section 4.03(a)(xi) A	Delinquencies

Delinquency by Group
Group 1
Period	Number	Principal Balance	Percentage
0-30 days	178	25,738,653.44	8.81%
31-60 days	41	6,863,673.81	2.35%
61-90 days	20	3,084,765.06	1.06%
91+days	6	556,379.61	0.19%
Total	245	36,243,471.92	12.40%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 7 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	24	3,035,024.24	1.04%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	1	140,000.00	0.05%

	Market Value of Group I REO Loans	139,000.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Group I Three Largest Loans	2,450,195.14

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 8 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	1,869.16
	Class M-6 Net WAC Cap Carryover Amounts Paid	1,869.16
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	1,308.41
	Class B-1 Net WAC Cap Carryover Amounts Paid	1,308.41
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	2,056.07
	Class B-2 Net WAC Cap Carryover Amounts Paid	2,056.07
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	3,017.28
	Class B-3 Net WAC Cap Carryover Amounts Paid	3,017.28
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	0.00

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds

	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	189,033.84
	Funds Withdrawn From Cap Reserve Fund For Distribution	189,033.84
	Ending Balance of Cap Reserve Fund	0.00

	Beginning Balance of Corridor Reserve Fund	0.00
	Funds Withdrawn From Corridor Reserve Fund For Distribution	0.00
	Funds Deposited to Corridor Reserve Fund	0.00
	Ending Balance of Corridor Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 9 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-A August 25, 2006

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	7.73%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	351.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

	Overcollateralization Amount	7,906,833.61
	Overcollateralization Target Amount	7,906,562.17
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxv)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	2.33%
	Six month rolling average of 60+ Day Delinquent Loans	0.01%

Sec. 4.03 (a)(xxviii)	Amount of Funds Collected by Trustee under the Cap Agreement	189,033.84
	Amount of Funds Collected by Trustee under the Corridor Agreement	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries

	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage

	Senior Enhancement Percentage	26.32%
	Senior Specified Enhancement Percentage	46.60%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.